Reserve for Warrants (Details)	1 Months Ended		12 Months Ended
	Nov. 18, 2021	Feb. 28, 2021	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2022 USD ($) shares	Jan. 09, 2022 shares	Nov. 23, 2021 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Reserve for Warrants (Details) [Line Items]
Description of warrant issuances		the Company issued 346,108 Warrants to subscribers of the Debentures. Debenture holders were eligible to receive such number of Warrants equal to half of the number of common shares issuable upon conversion of the Debentures at the conversion price of $1.25. Each Warrant is exercisable into one common share at an exercise price of $1.50 per Warrant until the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange. These Warrants were valued at $90,769, recorded to the warrants reserve after allocating, on a pro-rata basis, the $362,411 residual value of the Debentures between the debt and warrants components after the initial allocation of $442,589 of the $805,000 net proceeds received to the conversion feature.
Expected life of warrants			2 years 6 months	2 years 6 months
Expected volatility of warrants	100.00%		70.00%	70.00%
Expected dividend yield of warrants
Risk free interest rate	1.47%
Market price			$ 1.5
Exercise price			1.5
Debenture transaction costs			2,025
Debenture finders			15,000
Black scholes based on the assumptions			$ 9,480
Company issued shares | shares			243,419	243,419	240,000	751,163	2,170	50
Warrants exercisable				$ 9.375
Warrant [Member]
Reserve for Warrants (Details) [Line Items]
Expected life of warrants			2 years 6 months	2 years 6 months
Expected volatility of warrants			70.00%	70.00%
Expected dividend yield of warrants
Risk free interest rate			0.18%	0.18%
Market price				$ 1.5
Exercise price				1.5
Initial Public Offering [Member]
Reserve for Warrants (Details) [Line Items]
Company issued shares | shares						184,000
Warrants exercisable				$ 9.375
Bottom of Range [Member]
Reserve for Warrants (Details) [Line Items]
Risk free interest rate			0.18%	0.18%
Top of Range [Member]
Reserve for Warrants (Details) [Line Items]
Risk free interest rate			0.22%	0.22%